Restructuring, Impairment, and Plant Closing and Transition Costs - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		30 Months Ended
	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2024
Restructuring, impairment and plant closing costs
Plant shut down costs		$ 0	$ 5	$ 4	$ 5
Accelerated depreciation		0	0	2	0
Cash restructuring charges		5	6	10	20
Performance Additives
Restructuring, impairment and plant closing costs
Proceeds from sale of business/assets	$ 6
Loss on disposal of business	$ 2
Duisburg, Germany | Facility closing
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		4		4
Duisburg, Germany | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		0	4	0	15
Additional restructuring charges remaining		3		3
Duisburg, Germany | Facility closing | Performance Additives
Restructuring, impairment and plant closing costs
Additional restructuring charges remaining		1		1
Calais, France | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges		1	6	2	7
Additional restructuring charges remaining		8		8
Pori, Finland | Titanium Dioxide
Restructuring, impairment and plant closing costs
Plant shut down costs				4
Pori, Finland | Facility closing | Titanium Dioxide
Restructuring, impairment and plant closing costs
Restructuring charges			$ 1		3
Additional restructuring charges remaining		31		31
Other restructuring costs		$ 3		12
Restructuring and related cost, incurred cost				8
Plant shut down costs				6	2
Accelerated depreciation				$ 2
Employee benefits					$ 1
Pori, Finland | Facility closing | Titanium Dioxide | Forecast
Restructuring, impairment and plant closing costs
Plant shut down costs						$ 26
Accelerated depreciation						1
Employee benefits						2
Write off of other assets						2
Other plant closure costs						3
Cash restructuring charges						$ 28